Financial Instruments - Change in Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 472,356	$ 450,847	$ 569,948
Financing Cash Flows	(16,172)	15,151	(140,569)
Non-cash Recognition	(414)	0	253,174
Changes in Fair Values	(28,178)	(16,117)	(205,938)
Other Changes	22,446	21,755	13,596
Exchange Differences on Translation	(28,634)	720	(39,364)
Balance at December 31	421,404	472,356	450,847
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	410,171	381,174	334,317
Financing Cash Flows	(27,724)	27,848	82,725
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	(20)	(20)	900
Exchange Differences on Translation	(25,659)	1,169	(36,768)
Balance at December 31	356,768	410,171	381,174
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1		0	100,000
Financing Cash Flows			(102,594)
Non-cash Recognition			0
Changes in Fair Values			0
Other Changes			2,594
Exchange Differences on Translation			0
Balance at December 31			0
Redeemable preferred shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1		0	107,862
Financing Cash Flows			(108,149)
Non-cash Recognition			0
Changes in Fair Values			287
Other Changes			0
Exchange Differences on Translation			0
Balance at December 31			0
Earnout liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	16,380	24,147	0
Financing Cash Flows	0	0	0
Non-cash Recognition	0	0	134,423
Changes in Fair Values	(14,969)	(7,767)	(110,276)
Other Changes	0	0	0
Exchange Differences on Translation	0	0	0
Balance at December 31	1,411	16,380	24,147
Earn-in liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	9,079	13,384	0
Financing Cash Flows	0	0	0
Non-cash Recognition	0	0	74,508
Changes in Fair Values	(8,297)	(4,305)	(61,124)
Other Changes	0	0	0
Exchange Differences on Translation	0	0	0
Balance at December 31	782	9,079	13,384
Warrant liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	5,373	9,418	0
Financing Cash Flows	0	0	0
Non-cash Recognition	0	0	44,243
Changes in Fair Values	(4,912)	(4,045)	(34,825)
Other Changes	0	0	0
Exchange Differences on Translation	0	0	0
Balance at December 31	461	5,373	9,418
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	30,138	21,473	26,742
Financing Cash Flows	(13,270)	(12,635)	(12,886)
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	22,466	21,775	10,102
Exchange Differences on Translation	(2,922)	(475)	(2,485)
Balance at December 31	36,412	30,138	21,473
Guarantee deposits received
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	1,215	1,251	1,027
Financing Cash Flows	(178)	(62)	335
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	0	0	0
Exchange Differences on Translation	(53)	26	(111)
Balance at December 31	984	1,215	$ 1,251
Financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0
Financing Cash Flows	25,000
Non-cash Recognition	(414)
Changes in Fair Values	0
Other Changes	0
Exchange Differences on Translation	0
Balance at December 31	$ 24,586	$ 0